OPERATING SEGMENTS - Geographic information (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating segments [Line Items]
Interest and valuation		$ 17,380,684	$ 16,116,500	$ 16,696,393	[1]
Long-lived assets	[2]	14,726,048	12,332,027	11,214,617
Operating Segments
Operating segments [Line Items]
Interest and valuation		17,881,929	16,451,929	16,917,060
Long-lived assets	[2]	8,552,554	5,798,411	5,215,146
Segment Reconciling Items
Operating segments [Line Items]
Interest and valuation		(501,245)	(335,429)	(220,667)
Long-lived assets	[2]	6,173,494	6,533,616	5,999,471
Colombia
Operating segments [Line Items]
Interest and valuation		13,129,674	12,379,140	13,111,518
Long-lived assets	[2]	7,095,848	4,788,744	4,353,782
Panama
Operating segments [Line Items]
Interest and valuation		2,592,875	2,166,482	1,986,741
Long-lived assets	[2]	792,841	378,021	297,832
Puerto rico
Operating segments [Line Items]
Interest and valuation		83,303	77,917	68,556
Long-lived assets	[2]	1,586	321	388
Peru
Operating segments [Line Items]
Interest and valuation	[3]		253	658
Long-lived assets	[2],[3]		165,076	115,840
EL SALVADOR
Operating segments [Line Items]
Interest and valuation		1,097,976	932,444	883,538
Long-lived assets	[2]	373,378	296,040	280,562
Costa Rica
Operating segments [Line Items]
Long-lived assets	[2]	107	131	80
Guatemala
Operating segments [Line Items]
Interest and valuation		978,101	895,693	866,049
Long-lived assets	[2]	$ 288,794	$ 170,078	$ 166,662

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	Included assets held for sale, premises and equipment, investment property and goodwill.
[3]	Investments in FiduPerú S.A. and Arrendamiento Operativo CIB S.A.C were sold in 2019 and classified as Assets held for sale in the Consolidated Statement of Financial Position as of December 31, 2018. For Further information, see Note 13 Assets held for sale and inventories.